      As filed with the Securities and Exchange Commission on October 26, 2004

                         REGISTRATION NO._______________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. ___

                      [ ] Post-Effective Amendment No. ___

                        (Check appropriate Box or Boxes)

                                STI CLASSIC FUNDS

               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800)-342-5734

                                Patrick Paparelli
                         Trusco Capital Management, Inc.
                            50 Hurt Plaza, Suite 1400
                             Atlanta, Georgia 30303
                     (Name and Address of Agent for Service)

                                   Copies to:

          Richard W. Grant, Esq.             W. John McGuire, Esq.
          Morgan, Lewis & Bockius LLP        Morgan, Lewis & Bockius LLP
          One Oxford Centre                  1111 Pennsylvania Avenue, NW
          Pittsburgh, PA  15219              Washington, DC  20004

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of beneficial interest without par value.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

It is proposed that this filing will become effective on November 25, 2004 pursuant to Rule 488.

                                STI CLASSIC FUNDS
                         INFORMATION AND TECHNOLOGY FUND
                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110

                                                              NOVEMBER ___, 2004

Dear Shareholder:

On behalf of the Board of Trustees of the STI Classic Funds, we are pleased to invite you to a Special Meeting of Shareholders of the Information and Technology Fund (the "Meeting") to be held at _____ (Eastern time) on December 27, 2004 at the offices of BISYS Fund Services, 100 Summer Street, Suite 1500, Boston, Massachusetts, 02110. At the Special Meeting, you will be asked to approve an Agreement and Plan of Reorganization, dated as of October __, 2004, by and between the Information and Technology Fund (the "Selling Fund") and the STI Classic Aggressive Growth Stock Fund (the "Acquiring Fund"), which contemplates the reorganization of each class of the Selling Fund into a corresponding share class of the Acquiring Fund as follows:

STI CLASSIC INFORMATION AND                      STI CLASSIC AGGRESSIVE GROWTH
TECHNOLOGY FUND                                  STOCK FUND
-------------------------------                  -----------------------------
         A Shares                                             A Shares
         L Shares                                             L Shares
         T Shares                                             T Shares

The Board of Trustees of the STI Classic Funds unanimously approved the Agreement and Plan of Reorganization, on behalf of the Funds, at a meeting held on August 20, 2004. In coming to this conclusion, the Trustees considered a variety of factors including:

         -        THE COMPATIBILITY OF THE FUNDS' OBJECTIVES AND POLICIES

         -        THE EXPENSE RATIOS OF THE FUNDS

         -        THE POTENTIAL ECONOMIES OF SCALE RESULTING FROM THE
                  REORGANIZATION

         -        THE PERFORMANCE OF THE FUNDS

         -        THE CHARACTERISTICS OF THE FUNDS, INCLUDING ASSET SIZE AND
                  HOLDINGS

         - THE INVESTMENT ADVISER OF THE FUNDS AND, WITH RESPECT TO THE ACQUIRING FUND, THE SUBADVISER

         - THE FACT THAT THE MERGER IS EXPECTED TO BE FREE FROM FEDERAL INCOME TAXES TO THE INFORMATION AND TECHNOLOGY FUND AND ITS SHAREHOLDERS

The details of the proposed Agreement and Plan of Reorganization are set forth in the combined prospectus/proxy statement which accompanies this letter. We encourage you to read it thoroughly. In addition, we have included a list of commonly asked questions and answers on the next page.

Shareholders may cast their votes by:

         -- Telephone by calling 1-800- [ ]

         -- Via the Internet at www.___________________

         -- Completing, signing and dating the enclosed proxy card, and returning it in the enclosed postage-paid envelope.

YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES YOU OWN. In order to conduct the Meeting, a majority of shares must be represented in person or by proxy vote. Please vote promptly.

We thank you for your continued confidence and support in the STI Classic Funds.

Sincerely,


R. Jeffrey Young
President
STI Classic Funds

                               QUESTIONS & ANSWERS

                                FOR SHAREHOLDERS
                     OF THE INFORMATION AND TECHNOLOGY FUND

Q. WHY IS THE BOARD OF TRUSTEES PROPOSING TO MERGE THE STI CLASSIC INFORMATION AND TECHNOLOGY FUND AND THE STI CLASSIC AGGRESSIVE GROWTH STOCK FUND?

A. Before approving the reorganization of these Funds, the Board of Trustees evaluated several factors including THE COMPATIBILITY OF THE FUNDS' INVESTMENT OBJECTIVES, THE FUNDS' EXPENSE RATIOS, THE POTENTIAL ECONOMIES OF SCALE RESULTING FROM THE REORGANIZATION, THE PERFORMANCE OF THE FUNDS, THE CHARACTERISTICS OF THE FUNDS, INCLUDING ASSET SIZE AND HOLDINGS, AND THE MANAGEMENT OF THE FUNDS. After careful consideration, the Board of Trustees determined that the Agreement and Plan of Reorganization is in the best interests of the Information and Technology Fund shareholders.

Q. HOW WILL THIS AFFECT ME AS A SHAREHOLDER?

A. If the reorganization is approved, you will become a shareholder of the Aggressive Growth Stock Fund, which has similar investment objectives and policies as the Information and Technology Fund that you currently hold. As an Aggressive Growth Stock Fund shareholder, you will continue to have access to the wide array of portfolios offered by the STI Classic Funds.

The reorganization provides for the transfer of all of the assets and stated liabilities of the Information and Technology Fund to the Aggressive Growth Stock Fund in exchange for shares of corresponding classes of the Aggressive Growth Stock Fund of equal value. There are NO SALES CHARGES associated with this transaction. Each Information and Technology Fund shareholder will receive shares of the Aggressive Growth Stock Fund equal in value to their Information and Technology Fund shares. In certain cases, the Net Asset Value of your fund may change. However, in these cases, the number of shares that you own will be adjusted so that there will be NO CHANGE in the value of your account as a result of the reorganization.

Finally, the net total operating expenses actually charged by the Aggressive Growth Stock Fund are expected to remain lower than those of the Information and Technology Fund, resulting in a reduction of fund operating expenses to you as a shareholder.

Q. WILL THE REORGANIZATION RESULT IN ANY TAXES?

A. The reorganization is expected to be accomplished on a tax-free basis for federal income tax purposes; thus, it is expected that neither the Information and Technology Fund nor its shareholders will incur any federal income tax as a result of the reorganization. The reorganization will not occur unless it is determined to be tax free to shareholders.

Q. WHO GETS TO VOTE?

A. All shareholders of the Information and Technology Fund as of October 15, 2004 are eligible and entitled to vote.

Q. HOW DOES THE STI CLASSIC FUNDS' BOARD OF TRUSTEES RECOMMEND THAT I VOTE?

A. After careful consideration, the Board of Trustees of the STI Classic Funds unanimously recommends that you vote "FOR" the proposed reorganization.

IF A PROXY CARD IS NOT MARKED TO INDICATE VOTING INSTRUCTIONS BUT IS SIGNED, DATED AND RETURNED, IT WILL BE TREATED AS AN INSTRUCTION TO VOTE THE SHARES FOR THE PROPOSAL.

Q. WHO SHOULD I CALL WITH QUESTIONS ABOUT THIS PROXY?

A. If you have any questions regarding this proxy, please contact your financial consultant or the STI Classic Funds directly at 1-800-428-6970.


                      PLEASE VOTE THE ENCLOSED PROXY CARD.
                             YOUR VOTE IS IMPORTANT!

Using a touch tone phone, call the toll-free number shown below or, if you prefer, vote by Internet or return your signed proxy in the postage paid envelope provided.



                                VOTE BY TELEPHONE

It's fast, convenient, and your vote is immediately confirmed and posted.

Just follow these 4 easy steps:

1.       Read the accompanying Proxy Statement/Prospectus.

2.       Call the toll-free number located on your ballot.

3.       Enter your control number located on your ballot.

4.       Follow the simple recorded instructions.


                                VOTE BY INTERNET

It's fast, convenient, and your vote is immediately confirmed and posted and you can get all future materials by Internet.

Just follow these 4 easy steps:

1.       Read the accompanying Proxy Statement/Prospectus.

2.       Go to the website WWW.PROXYVOTE.COM.

3.       Enter your control number located on your ballot.

4.       Follow the simple instructions.



                   BENEFITS OF TOUCH TONE AND INTERNET VOTING:

                           * Immediate voting results.
   * Voting 7 days a week, 24 hours a day (except day of Shareholder Meeting).

                         DO NOT RETURN PROXY VOTING CARD
                   IF YOU ARE VOTING BY TELEPHONE OR INTERNET.

                                STI CLASSIC FUNDS

                         INFORMATION AND TECHNOLOGY FUND

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON DECEMBER 27, 2004

TO THE SHAREHOLDERS OF THE INFORMATION AND TECHNOLOGY FUND:

Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of the Information and Technology Fund (the "Selling Fund"), a series of the STI Classic Funds (the "Trust"), will be held at the offices of BISYS Fund Services, 100 Summer Street, Suite 1500, Boston, Massachusetts 02110, on December 27, 2004 at ____ _.m., Eastern Time, for the purpose of considering and voting upon the following proposals:

Proposal 1:       To approve the Agreement and Plan of Reorganization by and between the Information and Technology Fund and the Aggressive
                  Growth Stock Fund, which provides for and contemplates (i) the transfer of all of the assets and stated liabilities of the Information and Technology Fund in exchange for shares of corresponding classes of the Aggressive Growth Stock Fund of equal value; and (ii) the distribution of the corresponding classes of the Aggressive Growth Stock Fund of equal value to the shareholders of the Information and Technology Fund.

Proposal 2:       The transaction of such other business as may properly be
                  brought before the Meeting.

Proposal 1 is described in the attached Proxy Statement/Prospectus. Your Trustees unanimously recommend that you vote in favor of the proposal.

Shareholders of record as of the close of business on October 15, 2004 are entitled to notice of, and to vote at, the Meeting or any adjournment(s) hereof.

SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST. YOU MAY EXECUTE THE PROXY CARD BY ONE OF THE THREE METHODS DESCRIBED IN THE PROXY CARD. RETURNING THE PROXY CARD IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON. DO NOT RETURN THE PROXY VOTING CARD IF YOU ARE VOTING BY TELEPHONE OR INTERNET.







R. Jeffrey Young
President

STI Classic Funds

                           PROXY STATEMENT/PROSPECTUS
                              DATED _________, 2004

                                STI CLASSIC FUNDS
                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110

                         INFORMATION AND TECHNOLOGY FUND

This combined proxy statement/prospectus ("Proxy/Prospectus") is being furnished in connection with the solicitation of proxies by the Board of Trustees (the "Board") of the STI Classic Funds (the "Trust") in connection with the Special Meeting of Shareholders (the "Meeting") of the Trust's Information and Technology Fund (the "Selling Fund ") to be held on December 27, 2004 at __:00 __.m., Eastern Time, at the offices of BISYS Fund Services, 100 Summer Street, Suite 1500, Boston, Massachusetts 02110. At the Meeting, the Selling Fund's shareholders will be asked to consider and approve the Agreement and Plan of Reorganization dated October __, 2004 (the "Agreement"), by and between the Selling Fund and the STI Classic Funds' Aggressive Growth Stock Fund (the "Acquiring Fund"). The Selling Fund and Acquiring Fund are referred to collectively herein as the "Funds." A copy of the Agreement is attached as Exhibit A.

Proposal 1:       To approve the Agreement and Plan of Reorganization by and between the Information and Technology Fund and the Aggressive
                  Growth Stock Fund, which provides for and contemplates (i) the transfer of all of the assets and stated liabilities of the Information and Technology Fund in exchange for shares of the corresponding classes of the Aggressive Growth Stock Fund of equal value; and (ii) the distribution of the corresponding classes of the Aggressive Growth Stock Fund of equal value to the shareholders of the Information and Technology Fund.

Proposal 2:       The transaction of such other business as may properly be
                  brought before the Meeting.

The Agreement provides that the Selling Fund will transfer all of its assets and stated liabilities to the Acquiring Fund. In exchange for the transfer of these assets and liabilities, the Acquiring Fund will simultaneously issue shares of corresponding classes to the Selling Fund in an amount equal in value to the net asset value of the Selling Fund's shares. This transaction is expected to occur on or about December 28, 2004 (the "Reorganization").

Immediately after the transfer of the Selling Fund's assets and stated liabilities, the Selling Fund will make a liquidating distribution to shareholders of the corresponding Acquiring Fund's shares received, so that a holder of shares of the Selling Fund at the Effective Time (as defined in the Agreement) of the Reorganization will receive a number of shares of the Acquiring Fund with the same aggregate value, and of the same class, as the shareholder had in the Selling Fund immediately before the Reorganization. At the Effective Time of the Reorganization, shareholders will become shareholders of the Acquiring Fund, and the Selling Fund's legal existence will be terminated.

         The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a separate series of the Trust and offers three classes of shares: A Shares, L Shares, and T Shares. Trusco Capital Management, Inc. ("Trusco" or the "Adviser") is the investment adviser to the Funds. Trusco is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Trusco is a direct, wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"), a Georgia corporation and a bank holding company. The Acquiring Fund is subadvised by Zevenbergen Capital Investments LLC

("Zevenbergen" or "Subadviser"), a Washington limited liability company registered under the Advisers Act.(1)

This Proxy/Prospectus sets forth concisely the information that a shareholder of the Information and Technology Fund should know before voting on the Reorganization, and should be retained for future reference.

Additional Information is set forth in the Statement of Additional Information dated _________, 2004 relating to this Proxy/Prospectus and in the A Shares, L Shares and T Shares prospectuses dated October 1, 2004 for the Selling Fund and Acquiring Fund, which you have previously received, and are incorporated herein by reference. A more detailed discussion of the Funds' investment objectives, principal strategies and principal risks is contained in the Funds' prospectuses dated October 1, 2004. A Statement of Additional Information for the Funds dated October 1, 2004, has been filed with the SEC, and is incorporated by reference into this Proxy/Prospectus. Copies of the prospectuses and Statement of Additional Information for the Funds are on file with the Securities and Exchange Commission (the "SEC") and are available without charge on STI Classic Funds' website at www.sticlassicfunds.com, by writing to BISYS Fund Services, Inc. at 3435 Stelzer Road, Columbus, OH 43219, or by calling toll-free 1-800-428-6970.

The Annual Report for the Selling Fund and Acquiring Fund for the year ended May 31, 2004 can be obtained without charge on the STI Classic Funds' website at www.sticlassicfunds.com or by calling or writing the Trust at the telephone number or address stated above. The Annual Report is also available on the SEC's website at www.sec.gov.

This Proxy/Prospectus constitutes the proxy statement of the Selling
Fund for the Meeting and is expected to be sent to shareholders on or about _________, 2004.

       THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S.
        SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


----------
(1) On October 1, 2004, the Adviser acquired a controlling interest in the Subadviser. The 1940 Act requires that an investment subadvisory agreement between an investment adviser and its subadviser terminate automatically when there is a change in controlling interest in the subadviser. Accordingly, Zevenbergen's subadvisory agreement has terminated and Zevenbergen is providing services to the Acquiring Fund under an interim subadvisory agreement pending shareholder approval of a new subadvisory agreement. The Trust has called a special meeting of shareholders of the Acquiring Fund scheduled to be held on November 15, 2004 to approve a new subadvisory agreement between the Adviser and Zevenbergen that is identical in all material respect to the prior subadvisory agreement between the Adviser and Zevenbergen. At the same meeting, all shareholders of the Trust will also be considering the election of members to the Board of the Trustees of the Trust.

                                TABLE OF CONTENTS


                                                                                                               PAGE
                                                                                                               ----
SUMMARY..........................................................................................................1

         Background of the Reorganization........................................................................1

         Tax Consequences........................................................................................1

         Special Considerations and Risk Factors.................................................................1

         Business of the Trust...................................................................................1

         Investment Adviser......................................................................................1

         Subadviser..............................................................................................1

         Other Services Providers................................................................................2

         Distribution Fees.......................................................................................2

COMPARATIVE FEES AND EXPENSES....................................................................................2

         Advisory Fees...........................................................................................4

         Subadvisory Fees Paid to the Subadviser of the Acquiring Fund...........................................4

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES...................................................................5

         Investment Strategies Differences.......................................................................6

PRINCIPAL RISK FACTORS...........................................................................................6

         Equity Risk.............................................................................................6

         Derivative Risk.........................................................................................6

         Exchange Traded Fund Risk...............................................................................6

         Small - Mid Capitalization Stock Risk...................................................................7

         Risk Differences........................................................................................7

THE FUNDS' PURCHASE AND REDEMPTION PROCEDURES....................................................................7

         Purchase Procedures.....................................................................................7

         Redemption Procedures...................................................................................7

         Redemption Fee..........................................................................................7

         Redemptions In Kind.....................................................................................7

         Dividend Policies.......................................................................................8

INFORMATION RELATING TO THE REORGANIZATION.......................................................................8

         Description of the Reorganization.......................................................................8

         Costs of Reorganization.................................................................................8

         Federal Income Taxes....................................................................................8

\

                                TABLE OF CONTENTS
                                   (continued)

                                                                                                               PAGE
                                                                                                               ----
         Capitalization..........................................................................................9

REASONS FOR THE REORGANIZATION...................................................................................9

         General.................................................................................................9

         The Terms and Conditions of the Reorganization..........................................................9

         Lack of Dilution to Shareholder Interest................................................................9

         Relative Expense Ratios.................................................................................9

         The Comparative Performance Records....................................................................10

         Compatibility of Investment Objectives, Policies and Restrictions......................................10

         The Experience and Expertise of the Investment Adviser and Sub-Adviser.................................10

         Assumption Of Liabilities..............................................................................10

         Tax Consequences.......................................................................................10

         Shareholder Liabilities and Rights.....................................................................10

SHAREHOLDER RIGHTS..............................................................................................10

         General................................................................................................10

         Shares.................................................................................................10

         Voting Requirements....................................................................................10

         Shareholder Meetings...................................................................................10

         Election And Term Of Trustees..........................................................................11

         Shareholder Liability..................................................................................11

         Liability of Trustees..................................................................................11

ADDITIONAL INFORMATION ABOUT THE FUNDS..........................................................................11

         Interest of Certain Persons in the Transactions........................................................11

         Financial Statements...................................................................................11

VOTING MATTERS..................................................................................................11

         General Information....................................................................................11

         Voting Rights And Required Vote........................................................................12

         Record Date and Outstanding Shares.....................................................................12

PRINCIPAL SHAREHOLDERS..........................................................................................12

         Selling Fund...........................................................................................12

         Acquiring Fund.........................................................................................13

                                TABLE OF CONTENTS
                                   (continued)

                                                                                                               PAGE
                                                                                                               ----
OTHER BUSINESS..................................................................................................14

SHAREHOLDER INQUIRIES...........................................................................................14

EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION...............................................................A-1

EXHIBIT B - MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE........................................................B-1

                                     SUMMARY

This summary is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of the Selling Fund with those of the Acquiring Fund. It is a summary of certain information contained elsewhere in this Proxy/Prospectus, the Agreement or incorporated by reference into this Proxy/Prospectus. Shareholders should read this entire Proxy/Prospectus carefully. The Agreement governs the terms of the Reorganization and is attached as Exhibit A. For more information, please read the Funds' prospectuses.

BACKGROUND OF THE REORGANIZATION. Pursuant to the Agreement between the Funds (attached hereto as Exhibit A), the Selling Fund will transfer all of its assets and stated liabilities to the Acquiring Fund in exchange for shares of corresponding classes of the Acquiring Fund. The Selling Fund will distribute the Acquiring Fund's shares that it receives to its shareholders in liquidation. The result of the Reorganization is that shareholders will become shareholders of the Acquiring Fund. The Board of Trustees of the Trust, including a majority of Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganization would be in the best interests of the shareholders, and that the interests of the shareholders would not be diluted as a result of effecting the Reorganization. The Board recommends that you vote to approve the Agreement.

TAX CONSEQUENCES. It is not anticipated that the Reorganization will result in any federal income tax consequences to the shareholders. If so, shareholders will not recognize gain or loss in the transaction. The Reorganization will not occur unless it is determined to be tax free to shareholders.

SPECIAL CONSIDERATIONS AND RISK FACTORS. Although the investment objectives and policies of the Funds are generally similar, there are certain differences. Therefore, an investment in the Acquiring Fund may involve investment risks that, in some respects, are different from those of the Selling Fund. For a more complete discussion of the risks associated with the Funds, see "PRINCIPAL RISKS FACTORS" below.

BUSINESS OF THE TRUST. The Trust is an open-end management investment company organized as a Massachusetts business trust on January 15, 1992. The Trust offers redeemable shares in 49 separate series of investment portfolios, two of which are the Selling Fund and the Acquiring Fund. The Selling Fund and Acquiring Fund offer three classes of shares: A Shares, L Shares, and T Shares.

INVESTMENT ADVISER. Trusco is a direct wholly-owned subsidiary of SunTrust and serves as the investment adviser to the Funds. Trusco is located at 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of June 30, 2004, Trusco had approximately $66.7 billion in assets under management.

SUBADVISER. Zevenbergen is a Washington limited liability company located at 601 Union Street, Suite 4600, Seattle, Washington 98101, and had approximately $1.0 billion in assets under management as of June 30, 2004. Zevenbergen is registered under the Advisers Act and currently serves as the subadviser to the Acquiring Fund. On October 1, 2004, the Adviser acquired a controlling interest in the Subadviser. See footnote 1 above for discussion regarding this transaction.

OTHER SERVICES PROVIDERS. The Funds have the same administrator, distributor, transfer agent, custodian and independent registered public accounting firm.

DISTRIBUTION FEES. The distributor for the Funds is BISYS Fund Services Limited Partnership (the "Distributor"), 3435 Stelzer Road, Columbus, Ohio 43219. The Distributor receives no compensation for the distribution of T Shares. A Shares of the Funds have adopted a distribution plan under which the Selling Fund and Acquiring Fund pay the Distributor up to 0.55% and 0.35%, respectively, of the average daily net assets of the Fund's A Shares. L Shares of the Funds have adopted a distribution and service plan under which the Funds pay the Distributor a fee of up to 1.00% of the average daily net assets of the applicable Fund.

                          COMPARATIVE FEES AND EXPENSES

The following table (1) compares the fees and expenses for the Selling Fund and the Acquiring Fund based on actual expenses for the twelve-month period ended May 31, 2004 and (2) shows the estimated fees and expenses for the Acquiring Fund on a pro forma basis after giving effect to the Reorganization. The table enables you to compare and contrast the recent expense levels for the Selling Fund and the Acquiring Fund and obtain a general idea of what the expense level would be if the Reorganization occurs. The table does not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but actual expenses may be greater or less than those shown. The table shows fees and expenses without any waivers. The footnotes following the tables show fees and expenses after waivers, if any.

        INFORMATION AND TECHNOLOGY FUND - A SHARES, L SHARES AND T SHARES
         AGGRESSIVE GROWTH STOCK FUND - A SHARES, L SHARES AND T SHARES

                                   INFORMATION AND TECHNOLOGY
                                   FUND                             AGGRESSIVE GROWTH STOCK FUND        Combined Fund PRO FORMA
                                   -----------------------------    -----------------------------    -----------------------------
                                   A SHARES   L SHARES   T SHARES   A SHARES   L SHARES   T SHARES   A SHARES   L SHARES   T SHARES
                                   --------   --------   --------   --------   --------   --------   --------   --------   --------
SHAREHOLDER FEES
(fees paid directly from your
investment):
Maximum Sales Charge Imposed on       3.75%      None       None       3.75%      None       None       3.75%      None       None
Purchases(1)
Maximum Deferred Sales Charge(2)      None       2.00%      None       None       2.00%      None       None       2.00%      None
Redemption Fee(3)                     2.00%      2.00%      2.00%      2.00%      2.00%      2.00%      2.00%      2.00%      2.00%

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from
Fund assets):
Management Fees                       1.10%      1.10%      1.10%      1.25%      1.25%      1.25%      1.25%      1.25%      1.25%
Distribution and Service (12b-1)
Fees                                  0.55%      1.00%      None       0.35%      1.00%      None       0.35%      1.00%      None
Other Expenses                        0.22%(4)   0.22%(4)   0.22%(4)   0.32%(4)   0.32%(4)   0.32%(4)   0.32%      0.32%      0.32%
Total Fund Operating Expenses(5)      1.87%      2.32%      1.32%      1.92%      2.57%      1.57%      1.92%      2.57%      1.57%

-----------------------

(1) This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%.

(2) This sales charge is imposed if you sell L Shares within one year of your purchase.

(3) This redemption fee may be imposed if you are deemed a Market Timer and redeem or exchange your shares within ninety days of purchase. This fee is discussed in the Funds' Prospectuses under "Market Timers".

(4) Other Expenses have been restated to reflect current fees.

(5) Net expenses are lower because the Adviser and Distributor have voluntarily waived a portion of their fees in order to limit the Total Fund Operating Expenses to the levels set forth below. The Adviser and Distributor may discontinue all or part of the fee waivers at any time. There are no fee waivers with respect to T Shares of the Information and Technology Fund. With fee waivers, the expenses are expected to be:

                                      INFORMATION AND
                                      TECHNOLOGY FUND           AGGRESSIVE GROWTH STOCK FUND           Combined Fund PRO FORMA
                                      --------------------    --------------------------------    --------------------------------
                                      A SHARES    L SHARES    A SHARES    L SHARES    T SHARES    A SHARES    L SHARES    T SHARES
                                      --------    --------    --------    --------    --------    --------    --------    --------
Net Total Operating Expenses (After       1.72%       2.21%       1.57%       2.10%       1.22%       1.57%       2.10%       1.22%
Voluntary Fee Waivers)

EXAMPLE.

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Funds for the time periods indicated. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the listed Fund would be:

                                                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                    --------   --------   --------   --------
INFORMATION AND TECHNOLOGY FUND
   A Shares                                                         $    558   $    941   $  1,348   $  2,483
   L Shares
     - assuming complete redemption at end of period                $    435   $    724   $  1,240   $  2,656
     - assuming no redemption                                       $    235   $    724   $  1,240   $  2,656
   T Shares                                                         $    134   $    418   $    723   $  1,590

AGGRESSIVE GROWTH STOCK FUND
   A Shares                                                         $    563   $    955   $  1,373   $  2,534
   L shares
     - assuming complete redemption at end of period                $    460   $    799   $  1,365   $  2,905
     - assuming no redemption                                       $    260   $    799   $  1,365   $  2,905
   T Shares                                                         $    160   $    496   $    855   $  1,867

COMBINED FUND PRO FORMA
   A Shares                                                         $    563   $    955   $  1,373   $  2,534
   L Shares
     - assuming complete redemption at end of period                $    460   $    799   $  1,365   $  2,905
     - assuming no redemption                                       $    260   $    799   $  1,365   $  2,905
   T Shares                                                         $    160   $    496   $    855   $  1,867


ADVISORY FEES. The following table compares management fees paid to the Adviser for the Funds. The table shows advisory fees before any waivers ("Contractual") and advisory fees after any waivers ("Net of Waivers").

             Selling Fund                                Acquiring Fund
             ------------                                --------------
             Contractual        1.10%                    Contractual        1.25%
             Net of Waivers*    1.10%                    Net of Waivers*    1.10%

* The Net of Waivers fees for the Funds, if applicable, are based on the Adviser waiving a portion of advisory fees as described in the Comparative Fees and Expenses table above. The Adviser may terminate all or part of the fee waiver at any time.

SUBADVISORY FEES PAID TO THE SUBADVISER OF THE ACQUIRING FUND. The Subadviser is entitled to a fee, which is calculated daily and paid quarterly by the Adviser, at an annual rate of up to 0.625% based on the average daily net assets of the Aggressive Growth Stock Fund.

                 INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

This section will help you compare the investment objectives, strategies and policies of the Selling Fund and the Acquiring Fund. Please also refer to the Funds' prospectuses.

                                         AGGRESSIVE GROWTH STOCK FUND           INFORMATION AND TECHNOLOGY FUND
                                         (Acquiring Fund)                       (Selling Fund)

INVESTMENT GOAL                          Long-term capital appreciation         Long-term capital growth

INVESTMENT FOCUS                         Common stocks of U.S. multi-cap        Common stocks of companies
                                         growth companies                       benefiting from information and
                                                                                technology

PRINCIPAL INVESTMENT STRATEGY            Attempts to identify securities of     Attempts to identify companies
                                         companies with favorable prospects     benefiting from technology and
                                         for future revenue, earnings, and/or   information to achieve above
                                         cash flow growth                       average growth

INVESTOR PROFILE                         Investors who want to increase the     Aggressive investors with long-term
                                         value of their investment, but do      investment goals who are willing to
                                         not need income, and who are willing   accept significant volatility for
                                         to accept more volatility for the      the possibility of higher returns
                                         possibility of higher returns

PRINCIPAL STRATEGIES                     Under normal circumstances, the        Invests at least 80% of its net
                                         Acquiring Fund invests at least 80%    assets in common stocks of U.S.
                                         of its net assets in common stocks     companies that are expected to
                                         and other equity securities of         benefit substantially from
                                         companies.  Invests primarily in       information and technology and
                                         common stocks of U.S. companies of     achieve above average growth.  The
                                         all sizes that exhibit strong growth   Selling Fund believes that
                                         characteristics.  Using a              information-oriented companies and
                                         "bottom-up" approach, the subadviser   technology-oriented companies offer
                                         identifies companies with favorable    the potential for significant
                                         prospects for future revenue,          long-term growth.
                                         earnings, and/or cash flow growth.
                                         Growth "drivers" are identified for    The Selling Fund's holdings are
                                         each company and become critical to    generally diversified across three
                                         the ongoing evaluation process.        market segments.  The first segment
                                         Industry growth dynamics, company      is comprised of corporations whose
                                         competitive positioning, pricing       core line of business focuses on an
                                         flexibility, and diversified product   emerging information-related or
                                         offerings are evaluated, providing     technology-related market.  The
                                         the foundation for further             second segment consists of
                                         fundamental research to determine      established technology companies
                                         the weighting of the Acquiring         that provide the infrastructure to
                                         Fund's investments in various equity   support the transfer of
                                         market sectors.                        information.  The third segment
                                                                                includes established, non-tech
                                                                                corporations from multiple industries
                                                                                that are harnessing the power of
                                                                                information to drive company growth.
                                                                                In selecting investments for the Selling
                                                                                Fund, the adviser uses a "bottom-

                                                                                up" advantages and market sustainability of
                                                                                individual companies.

                                                                                The Selling Fund invests primarily in
                                                                                companies with market capitalizations over
                                                                                $1 billion, but may invest a portion of its
                                                                                assets in smaller companies.


Both Funds may also buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risks. The Funds may also purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index.

INVESTMENT STRATEGIES DIFFERENCES. The Selling Fund focuses its investments in companies benefiting from technology and information, while the Acquiring Fund does not. The Selling Fund also buys and sells securities frequently, which has generally resulted in it having a higher portfolio turnover rate than the Acquiring Fund.

                             PRINCIPAL RISK FACTORS

This section will help you compare the principal risks of investing in the Selling Fund and the Acquiring Fund. Please also refer to the Funds' prospectuses.

The Selling Fund and the Acquiring Fund are both subject to the following risks:

EQUITY RISK. The risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of each Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Funds.

DERIVATIVE RISK. Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities. For example, some of those risks include: the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; the Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives; there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives; or there may not be a liquid secondary market for derivatives.

EXCHANGE TRADED FUND RISK. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own ETFs.

SMALL - MID CAPITALIZATION STOCK RISK. The Funds are subject to the risks associated with small-and mid-capitalization stocks. Both involve risks that small-or mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

RISK DIFFERENCES. Due to the focus of the Selling Fund, many of its holdings share similar risk factors. Many companies in the portfolio have limited operating histories, function in rapidly changing business environments, and trade at valuations that are significantly higher than average. As a result, the Selling Fund's net asset value may be more volatile than other, broadly diversified equity funds. However, there can be no assurance that the Acquiring Fund's net asset value will not be more volatile than the Selling Fund or other, broadly diversified funds. The Selling Fund may also buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liability.

                  THE FUNDS' PURCHASE AND REDEMPTION PROCEDURES

PURCHASE PROCEDURES.  The Funds have the same procedures for purchasing shares.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order plus any applicable sales load. Each Fund calculates its NAV once each business day at the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time). So, for you to receive the current business day's NAV, a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

You may have to transmit your purchase and sale requests to SunTrust or other financial institutions at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to the administrator or transfer agent in time to meet the above stated fund cut-off times. For more information about how to purchase or sell fund shares, including specific SunTrust or other financial institutions internal order entry cut-off times, please contact your financial institution directly.

REDEMPTION PROCEDURES. The Funds have the same procedures for the redemption of shares. You may sell (sometimes called "redeem") your shares on any business day. Normally, all redemption requests will be processed and payments will be made within five business days after the Funds receive your request, but it may take up to 7 days.

REDEMPTION FEE. A Shares, L Shares and T Shares of the Funds may be subject to a 2% redemption fee on the redemption of shares (including by exchange) held for 90 days or less. No redemption fee will be imposed in connection with the Reorganization. This fee is discussed in the Funds' prospectuses under "Market Timers."

REDEMPTIONS IN KIND. The Funds have the same policy regarding redemptions in-kind rather than cash. Each Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders), a Fund may pay all or part of a shareholder's redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that shares would ever be redeemed in kind, shareholders would have to pay brokerage costs to sell the securities distributed to them, as well as taxes on any capital gains from the sale as with any redemption.

DIVIDEND POLICIES. Both the Selling Fund and the Acquiring Fund declare and distribute income quarterly. Capital gains, if any, are distributed at least annually.


                   INFORMATION RELATING TO THE REORGANIZATION

DESCRIPTION OF THE REORGANIZATION. The following summary is qualified in its entirety by reference to the Agreement found in Exhibit A.

The Agreement provides that all of the assets and stated liabilities of the Selling Fund will be transferred to the Acquiring Fund at the Effective Time (as defined in the Agreement) of the Reorganization. In exchange for the transfer of these assets, the Acquiring Fund will simultaneously issue at the Effective Time of the Reorganization full and fractional shares of the Acquiring Fund to the Selling Fund equal in value to the net asset value of the Selling Fund immediately prior to the Effective Time of the Reorganization.

Following the transfer of assets and stated liabilities in exchange for Acquiring Fund shares, the Selling Fund will distribute, in complete liquidation, pro rata to its Shareholders of record all the shares of corresponding classes of the Acquiring Fund so received. Shareholders of the Selling Fund owning shares at the Effective Time of the Reorganization will receive a number of shares of the applicable class of the corresponding Acquiring Fund with the same aggregate value as the Shareholder had in the Selling Fund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of the Selling Fund's Shareholders on the share records of the Acquiring Fund's transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Acquiring Fund due to the Shareholders of the Selling Fund. The Acquiring Fund does not issue share certificates to Shareholders. Shares of the Acquiring Fund to be issued will have no preemptive or conversion rights. No front-end sales loads or contingent deferred sales charges will be imposed in connection with the Reorganization. The Selling Fund's legal existence will then be terminated. The Agreement provides for the Reorganization to occur on or about December 28, 2004 (the "Closing Date").

The Agreement contains customary representations, warranties and conditions. The Agreement provides that the consummation of the Reorganization is contingent upon, among other things, (i) approval of the Agreement by Selling Fund Shareholders, and (ii) the receipt by the Selling Fund and the Acquiring Fund of a tax opinion to the effect that the Reorganization will be tax-free to the Selling Fund and the Acquiring Fund and their shareholders. The Agreement may be terminated, on the Closing Date, if any of the required conditions have not been met or if the representations and warranties are not true or, at any time prior to the Effective Time of the Reorganization, if the Board of the Trust determines that the consummation of the transactions contemplated by the Agreement is not in the best interests of the Shareholders of the Selling Fund or the Acquiring Fund.

COSTS OF REORGANIZATION. The Reorganization expenses will be borne by Trusco. Such expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; and (f) proxy solicitation costs.

FEDERAL INCOME TAXES. The combination of the Selling Fund and the Acquiring Fund in the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended. It is not anticipated that the Reorganization will result in any federal income tax consequences to the Shareholders. As a condition to the closing of the Reorganization, the Trust will receive an opinion from counsel to that effect. If so, neither the Selling Fund nor its Shareholders will recognize gain or loss as a result of the Reorganization; the tax basis of the Acquiring Fund shares received will be the same as the basis of the Selling Fund shares exchanged; and the holding period of the Acquiring Fund shares received will include the holding period of the Selling Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

CAPITALIZATION. The following table sets forth as of May 31, 2004 (i) the capitalization of the Acquiring Fund; (ii) the capitalization of the Selling Fund; and (iii) the pro forma combined capitalization of the Fund assuming the Reorganization is approved.



                              INFORMATION AND      AGGRESSIVE         COMBINED FUND
                              TECHNOLOGY FUND      GROWTH FUND          PRO FORMA
                              ---------------     -------------       -------------
NET ASSETS:                   $       1,539       $      49,267       $      50,806
                                 (A Shares)          (A Shares)          (A Shares)
                              $   7,377,522       $      65,098       $   7,442,620
                                 (L Shares)          (L Shares)          (L Shares)
                              $   9,712,279       $  20,500,987       $  30,213,266
                                 (T Shares)          (T Shares)          (T Shares)

NET ASSET VALUE PER SHARE:    $        7.49       $        9.99       $        9.99
                                 (A Shares)          (A Shares)          (A Shares)
                              $        7.18       $        9.97       $        9.97
                                 (L Shares)          (L Shares)          (L Shares)
                              $        7.50       $       10.00       $       10.00
                                 (T Shares)          (T Shares)          (T Shares)

SHARES OUTSTANDING:                    205               4,934               5,088
                                 (A Shares)          (A Shares)          (A Shares)
                                 1,027,350               6,528             746,500
                                 (L Shares)          (L Shares)          (L Shares)
                                 1,294,272           2,050,154           3,021,381
                                 (T Shares)          (T Shares)          (T Shares)

                         REASONS FOR THE REORGANIZATION

GENERAL. At a meeting held on August 20, 2004, the Board of the Funds reviewed the proposed Agreement. They received detailed information, including materials describing the Reorganization in terms of relative net assets, performance and comparative investment objectives, and policies and restrictions.

After thorough consideration, the Board approved submission of the proposed Agreement to Shareholders, concluding that participation in the Reorganization is in the best interests of the Funds and that the interests of the Funds' shareholders will not be diluted as a result of the Reorganization. In particular, the Board reached the following conclusions:

THE TERMS AND CONDITIONS OF THE REORGANIZATION. The Board approved the terms of the Agreement, and, in particular, the requirement that the transfer of assets in exchange for shares of corresponding classes of the Acquiring Fund will be at relative net asset value. In this regard, the Board concluded that the terms of the Reorganization do not involve overreaching on the part of any person concerned and that the conditions and policies of Rule 17a-8 under the 1940 Act will, to the extent possible, be followed. The Board also took note of the fact that no sales charges would be imposed in connection with the Agreement. The Board also noted that the Reorganization would be submitted to the Selling Fund's shareholders for approval.

LACK OF DILUTION TO SHAREHOLDER INTEREST. The Board noted that the Funds would not bear any expenses in connection with the Reorganization.

RELATIVE EXPENSE RATIOS. The Board carefully reviewed information regarding comparative expense ratios (current and pro forma expense ratios are set forth in the "Comparative Fees and Expenses" section above). The net total operating expense ratios after voluntary fee waivers, which may be discontinued at any time, is lower for each class of the Acquiring Fund versus the corresponding class of the Selling Fund and are expected to remain lower after the Reorganization. If the waivers are terminated, the total operating expense ratios for each class of the Acquiring Fund will be higher after the Reorganization than they were for the corresponding class of the Selling Fund. The Board also noted that the Acquiring Fund had greater growth of assets than the Selling Fund and therefore has the better potential for economies of scale.

THE COMPARATIVE PERFORMANCE RECORDS. The Board reviewed comparative performance information for the Funds, taking into account that the Acquiring Fund has a limited history in which to review performance. A Shares, L Shares and T Shares of the Acquiring Fund commenced operations on February 23, 2004 while the T Shares of the Selling Fund commenced operations on September 30, 1999. The A Shares and L Shares of the Selling Fund commenced operations on October 27, 2003 and January 24, 2000, respectively. See also Exhibit B for Management
Discussion of the Acquiring Fund's performance.

COMPATIBILITY OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS. The Board concluded that the investment objectives, policies and restrictions of the respective Funds are similar.

THE EXPERIENCE AND EXPERTISE OF THE INVESTMENT ADVISER AND SUB-ADVISER. The Board noted that Trusco will remain as the investment adviser to the Acquiring Fund. The Board also considered the experience and expertise of Zevenbergen as the subadviser to the Acquiring Fund.

ASSUMPTION OF LIABILITIES. The Board took note of the fact that, under the Agreement, the Acquiring Fund expects to acquire substantially all of the stated liabilities of the Selling Fund, other than those (if any) for which specific reserves have been set aside.

TAX CONSEQUENCES. The Board concluded that the Reorganization is expected to be free from federal income taxes.

SHAREHOLDER LIABILITIES AND RIGHTS. The Board concluded that there would be no substantial change in potential shareholder liability or in shareholder rights.

  THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE AGREEMENT.

                               SHAREHOLDER RIGHTS

GENERAL. The Trust was established as a business trust under Massachusetts law by a Declaration of Trust dated January 15, 1992. The Trust is also governed by its By-laws and by applicable Massachusetts law.

SHARES. The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, the Trust consists of 49 separate investment series. The Acquiring and Selling Funds offer three different classes of shares: A Shares, L Shares and T Shares. (The Funds participating in the Reorganization do not offer B Shares). The four classes differ with respect to minimum investment requirements, fund expenses, distribution and shareholder servicing costs, front-end sales charges and contingent deferred sales charges as set forth in the Funds' prospectuses.

VOTING REQUIREMENTS. Shareholders are entitled each to one vote for each full share held and fractional votes for fractional shares. On any matter submitted to a vote of shareholders, all shares of the Trust entitled to vote shall be voted on by individual series or class, except that (i) when so required by the 1940 Act, then shares shall be voted in the aggregate and not by individual series or class, and (ii) when the Trustees of the Trust have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class(es) shall be entitled to vote. The Trust's Declaration of Trust provides that any action may be taken or authorized upon the concurrence of a majority of the aggregate number of votes entitled to be cast thereon, subject to any applicable requirements of the 1940 Act.

SHAREHOLDER MEETINGS. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. A special meeting of the shareholders may be called at any time by the Trustees, by the President or, if the Trustees and the President shall fail to call any meeting of shareholders for a period of 30 days after written application of one or more shareholders who hold at least 10% of all shares issued and outstanding and entitled to vote at the meeting, then such shareholders may call the meeting.

ELECTION AND TERM OF TRUSTEES. The Funds' affairs are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. Trustees of the Trust are elected by shareholders holding a majority of shares entitled to vote. Trustees hold office until their successors are duly elected and qualified or until their death, removal, retirement or resignation. Shareholders may remove a Trustee by vote of a majority of the votes entitled to vote, with or without cause.

SHAREHOLDER LIABILITY. Pursuant to the Trust's Declaration of Trust, shareholders of the Funds generally are not personally liable for the acts, omissions or obligations of the Trustees or the Trust.

LIABILITY OF TRUSTEES. The Trustees shall not be personally liable for any obligation of the Trust. The Trust will indemnify its Trustees and officers against all liabilities and expenses except for liabilities arising from such person's willful misfeasance, bad faith, gross negligence or reckless disregard of that person's duties. The foregoing is only a summary of certain rights of shareholders of the Funds under the Declaration of Trust and By-Laws, state law and the 1940 Act and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of state law, the 1940 Act and rules thereunder directly for a more thorough description.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

Information concerning the operation and management of the Funds is incorporated herein by reference to the current prospectuses relating to the Funds dated October 1, 2004, which are incorporated by reference herein solely with respect to those participating Funds. Additional information about the Funds is included in the Statement of Additional Information for the Funds dated October 1, 2004, which, along with the current prospectuses, are available upon request and without charge by calling 1-800-428-6970. The prospectuses and Statement of Additional Information have been filed with the SEC.

The Funds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street NW, Washington, DC 20549.

INTEREST OF CERTAIN PERSONS IN THE TRANSACTIONS. SunTrust may be deemed to have an interest in the Reorganization because Trusco, a subsidiary of SunTrust, provides investment advisory services to the Acquiring Fund pursuant to an advisory agreement with the Trust. Future growth of the Acquiring Fund can be expected to increase the total amount of fees payable to Trusco and thereby to reduce the amount of fees that would be voluntarily waived.

FINANCIAL STATEMENTS. The audited financial statements and financial highlights of the Funds contained in the Funds' Annual Report to Shareholders for the fiscal year ended May 31, 2004, have been audited by PricewaterhouseCoopers, LLP, independent registered public accounting firm, as set forth in their report therein and are incorporated by reference into the Statement of Additional Information relating to this Proxy/Prospectus. Such financial statements and financial highlights are incorporated therein by reference in reliance upon such report given on the authority of such firm as experts in accounting and auditing


                                 VOTING MATTERS

GENERAL INFORMATION. This Proxy/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Selling Fund in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service providers of the Funds may also solicit proxies by telephone, facsimile, Internet or in person. The cost of solicitation will be borne by Trusco.

VOTING RIGHTS AND REQUIRED VOTE. Each share, or fraction thereof, of the Selling Fund is entitled to one vote, or fraction thereof. The holders of a majority of the Selling Fund present in person or represented by proxy will constitute a quorum for the Meeting. Approval of the Agreement requires the affirmative vote of a majority of the shares present in person or represented by proxy. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Trust a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. The proposed Reorganization will be voted upon by the Shareholders of the Selling Fund.

Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Agreement. It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for purposes of establishing a quorum, but will not count toward approval of a proposal. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization.

If sufficient votes in favor of the proposal set forth in the Notice of the Special Meeting are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting for a reasonable period of time to permit further solicitation of proxies with respect to the proposals. Any such adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies for which they are entitled to vote in favor of the proposal. They will vote against any such adjournment those proxies required to be voted against the proposal. The costs of any additional solicitation and of any adjourned session will be borne by Trusco.

RECORD DATE AND OUTSTANDING SHARES. Only shareholders of record of the Selling Fund at the close of business on October 15, 2004 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date, as shown on the books of the Trust, there were issued and outstanding 2,029,390 shares of beneficial interest of the Selling Fund.

                             PRINCIPAL SHAREHOLDERS

SELLING FUND. As of October 15, 2004, the officers and Trustees of the Selling Fund as a group, beneficially owned less than 1% of the outstanding shares of the Selling Fund. The following table sets forth the name, address and share ownership of each person known to have ownership with respect to 5% or more of a class of the Selling Fund as of October 15, 2004. [The type of ownership of each entry listed on the table is record ownership.] The percentage of the Acquiring Fund that would be owned by the below named shareholders upon consummation of the Reorganization is expected to decline.

                                                                                                      PRO FORMA
            NAME                    CLASS; AMOUNT           PERCENTAGE           PERCENTAGE           PERCENTAGE
             AND                         OF                     OF                   OF                 OF FUND
           ADDRESS                  SHARES OWNED            CLASS OWNED          FUND OWNED          POST CLOSING
           -------                  ------------            -----------          ----------          ------------
NFSC FEBO  F2F-005215          Class A          911           100.00%              0.03%               0.01%
NFS FMTC SEP IRA
10860 NW 198th Street
Micanopy, FL 32667

                                                                                                      PRO FORMA
            NAME                    CLASS; AMOUNT           PERCENTAGE           PERCENTAGE           PERCENTAGE
             AND                         OF                     OF                   OF                 OF FUND
           ADDRESS                  SHARES OWNED            CLASS OWNED          FUND OWNED          POST CLOSING
           -------                  ------------            -----------          ----------          -------------
NFSC FEBO  JH1-500488          Class L      859,555            93.15%               27.42%               12.01%
NFS FMTC ROTH IRA
5766 SW 50 Street
Miami, FL 33155

SunTrust Bank                  Class T      579,909            52.44%               18.50%                8.10%
Various Benefit Plans
8515 E. Orchard Road
Greenwood Village, CO
80111-5002

Trustman                       Class T      492,150            44.51%               15.70%                6.88%
SunTrust Banks
P.O. Box 105870
Atlanta, GA 30348-5870

ACQUIRING FUND. As of October 15, 2004, the officers and Trustees of the Acquiring Fund as a group, beneficially owned less than 1% of the outstanding shares of the Acquiring Fund. The following table sets forth the name, address and share ownership of each person known to have ownership with respect to 5% or more of a class of the Acquiring Fund as of October 15, 2004. [The type of ownership of each entry listed on the table is record ownership.] The percentage of the Acquiring Fund that would be owned by the below named shareholders upon consummation of the Reorganization is expected to decline.

                                                                                                      PRO FORMA
            NAME                   CLASS; AMOUNT            PERCENTAGE           PERCENTAGE           PERCENTAGE
             AND                         OF                     OF                   OF                 OF FUND
           ADDRESS                  SHARES OWNED           CLASS OWNED           FUND OWNED          POST CLOSING
           -------                  ------------           -----------           ----------          -------------
NFSC FEBO  FER-114901          Class A         6,994          77.94%                0.17%                0.10%
Delores F. Bennett TTEE
343 Bayshore Drive
U A 3 14 89
Palm Harbor, FL 34683

Wachovia Securities LLC FBO    Class A         1,980          22.06%                0.05%                0.03%
Herbert W. Albin, Jr.
124 North 177th Street
Shoreline, WA 98133-4707

                                                                                                      PRO FORMA
            NAME                   CLASS; AMOUNT            PERCENTAGE           PERCENTAGE           PERCENTAGE
             AND                         OF                     OF                   OF                 OF FUND
           ADDRESS                  SHARES OWNED           CLASS OWNED           FUND OWNED          POST CLOSING
           -------                  ------------           -----------           ----------          -------------
NFSC FEBO G1R-153664           Class L         7,618          86.76%                0.19%                0.11%
Jonathan T. Walton TTEE
37 Warner Road
Grosse Pointe, MI 48236-3745

Wachovia Securities LLC FBO    Class L         1,163          13.24%                0.03%                0.02%
Leslie C. Tubbs
12931 SE 26th Pl., Apt. C2
Bellevue, WA 98005-5112

Trustman                       Class T     3,987,831         100.00%               99.12%               55.71%
SunTrust Banks
P.O. Box 105870
Atlanta, GA 30348-5870



                                 OTHER BUSINESS

The Board of Trustees knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to the Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 42319 or by calling 1-800-428-6970.

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE BY MAIL, PHONE OR THE INTERNET. INFORMATION ON THE VARIOUS MANNERS OF VOTING ARE SET FORTH IN THE ENCLOSED PROXY.

                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement"), is dated as of October __, 2004 by and between the Aggressive Growth Stock Fund (the "Acquiring Fund") and the Information and Technology Fund (the "Selling Fund") of STI Classic Funds (the "Trust").

         WHEREAS, the Trust was organized under Massachusetts law as a business trust under a Declaration of Trust dated January 15, 1992;

         WHEREAS, the Trust is an open-end management investment company registered under the 1940 Act and the Acquiring and Selling Fund are each duly organized and validly existing series of the Trust;

         NOW, THEREFORE, in consideration of the mutual premises herein contained, the parties hereto agree to effect (i) the transfer of all of the assets of the Selling Fund solely in exchange for (a) the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund and (b) beneficial shares of the Acquiring Fund followed by the distribution, at the Effective Time (as defined in Section 9 of this Agreement), of such beneficial shares of the Acquiring Fund to the holders of beneficial shares of the Selling Fund on the terms and conditions hereinafter set forth in liquidation of the Selling Fund (the "Reorganization"). The beneficial shares of the Acquiring Fund that are given in exchange for the assets of the Selling Fund are referred to hereinafter as the "Acquiring Fund Shares," and the beneficial shares of the Selling Fund that are held by the holders of such shares at the Effective Time are referred to hereinafter as the "Selling Fund Shares." The parties hereto covenant and agree as follows:

         1. Plan of Reorganization. At the Effective Time, the Selling Fund will assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and assign certain stated liabilities are set forth in a statement of assets and liabilities, to be prepared as of the Effective Time (the "Statement of Assets and Liabilities") to the Acquiring Fund, and the Acquiring Fund shall acquire all such assets, and shall assume all such liabilities of the Selling Fund, in exchange for delivery to the Selling Fund by the Acquiring Fund of a number of its Acquiring Fund Shares (both full and fractional) equivalent in value to the Selling Fund Shares of the Selling Fund outstanding immediately prior to the Effective Time. The assets and stated liabilities of the Selling Fund, as set forth in the Statement of Assets and Liabilities shall be exclusively assigned to and assumed by the Acquiring Fund. All debts, liabilities, obligations and duties of the Selling Fund, to the extent that they exist at or after the Effective Time and are stated in the Statement of Assets and Liabilities, shall after the Effective Time attach to the Acquiring Fund and may be enforced against the Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund.

         2. Transfer of Assets. The assets of the Selling Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Selling Fund and other property owned by the Selling Fund at the Effective Time.

         3. Liquidation and Dissolution of the Selling Fund. At the Effective Time, the Selling Fund will liquidate and the Acquiring Fund Shares (both full and fractional) received by the Selling Fund will be distributed to the shareholders of record of the Selling Fund as of the Effective Time in exchange for Selling Fund Shares and in complete liquidation of the Selling Fund. Each shareholder of the Selling Fund will receive a number of Acquiring Fund Shares equal in value to the Selling Fund Shares held by that shareholder. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Acquiring Fund in the name of each shareholder of record of the Selling Fund and representing the respective number of Acquiring Fund Shares due such shareholder.

         4. Representations and Warranties of the Acquiring Fund. The Acquiring Fund represents and warrants to the Selling Fund as follows:

         (a) Shares to be Issued upon Reorganization. The Acquiring Fund Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable.

         (b) Liabilities. There are no liabilities of the Acquiring Fund, whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Fund's statement of assets and liabilities, if any, and liabilities incurred in the ordinary course of business prior to the Effective Time or otherwise previously disclosed to the Selling Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Fund.

         (c) Litigation. Except as previously disclosed to the Selling Fund, there are no claims, actions, suits or proceedings pending or, to the actual knowledge of the Acquiring Fund, threatened which would materially adversely affect the Acquiring Fund or its assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated hereby.

         (d) Taxes. As of the Effective Time, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

         5. Representations and Warranties of the Selling Fund. The Selling Fund represents and warrants to the Acquiring Fund as follows:

         (a) Marketable Title to Assets. The Selling Fund will have, at the Effective Time, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Acquiring Fund. Upon delivery and payment for such assets, the Acquiring Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims.

         (b) Liabilities. There are no liabilities of the Selling Fund, whether or not determined or determinable, other than liabilities disclosed or provided for in the Selling Fund's Statement of Assets and Liabilities, and liabilities incurred in the ordinary course of business prior to the Effective Time or otherwise previously disclosed to the Acquiring Fund, none of which has been materially adverse to the business, assets or results of operations of the Selling Fund.

         (c) Litigation. Except as previously disclosed to the Acquiring Fund, there are no claims, actions, suits or proceedings pending or, to the knowledge of the Selling Fund, threatened which would materially adversely affect the Selling Fund or its assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated hereby.

         (d) Taxes. As of the Effective Time, all federal and other tax returns and reports of the Selling Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Selling Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

6. Condition Precedent to Obligations of the Acquiring Fund. All representations and warranties of the Selling Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

7. Condition Precedent to Obligations of the Selling Fund. All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

8. Further Conditions Precedent to Obligations of the Selling Fund and the Acquiring Fund. The obligations of the Selling Fund and the Acquiring Fund to effectuate this Agreement shall be subject to the satisfaction of each of the following conditions:

(a) Such authority from the U.S. Securities and Exchange Commission (the "SEC") as may be necessary to permit the parties to carry out the transactions contemplated by this Agreement shall have been received.

(b) The registration statement on Form N-lA of the Acquiring Fund shall be effective under the Securities Act of 1933 (the "1933 Act"), and, to the best knowledge of the Acquiring Fund, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(c) The Acquiring Fund has filed all documents and paid all fees required to permit its shares to be offered to the public in all states of the United States, the Commonwealth of Puerto Rico and the District of Columbia (except where such qualifications are not required) so as to permit the transfer contemplated by this Agreement to be consummated.

(d) The Selling Fund and Acquiring Fund shall have received on or before the Effective Time an opinion of counsel, based upon customary representations provided by the Trust, satisfactory to the Selling Fund and the Acquiring Fund substantially to the effect that the Reorganization, as a tax-free reorganization, will have the following federal income tax consequences for Selling Fund shareholders, the Selling Fund, and the Acquiring Fund:

1. No gain or loss will be recognized by the Selling Fund upon the transfer of its assets in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Selling Fund's stated liabilities;

2. No gain or loss will be recognized by the Acquiring Fund on its receipt of the Selling Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Selling Fund's liabilities;

3. The basis of the Selling Fund's assets in the Acquiring Fund's hands will be the same as the basis of those assets in the Selling Fund's hands immediately before the Reorganization;

4. The Acquiring Fund's holding period for the assets transferred to the Acquiring Fund by the Selling Fund will include the holding period of those assets in the Selling Fund's hands immediately before the Reorganization;

5. No gain or loss will be recognized by the Selling Fund on the distribution of Acquiring Fund Shares to the Selling Fund's shareholders in exchange for Selling Fund Shares;

6. No gain or loss will be recognized by the Selling Fund's shareholders as a result of the Selling Fund's distribution of Acquiring Fund Shares to the Selling Fund's shareholders in exchange for the Selling Fund's shareholders' Selling Fund Shares;

7. The basis of the Acquiring Fund Shares received by the Selling Fund's shareholders will be the same as the adjusted basis of that Selling Fund's shareholders' Selling Fund Shares surrendered in exchange therefore; and

8. The holding period of the Acquiring Fund Shares received by the Selling Fund's shareholders will include the Selling Fund's shareholders' holding period for the Selling Fund's shareholders' Selling Fund Shares surrendered in exchange therefore, provided that said Selling Fund Shares were held as capital assets on the date of the Reorganization.

(e) A vote approving this Agreement and the Reorganization contemplated hereby shall have been adopted by at least a majority of the outstanding shares of the Selling Funds entitled to vote at an annual or special meeting.

(f) The Board of Trustees of the Trust, at a meeting duly called for such purpose, shall have authorized the issuance by the Acquiring Fund of Acquiring Fund Shares at the Effective Time in exchange for the assets of the Selling Fund pursuant to the terms and provisions of this Agreement.

9. Effective Time of the Reorganization. The exchange of the Selling Funds' assets for corresponding Acquiring Fund Shares shall be effective as of the close of business on December 28, 2004 or at such other time and date as fixed by the mutual consent of the parties (the "Effective Time").

10. Termination. This Agreement and the transactions contemplated hereby may be terminated and abandoned with respect to the Acquiring Fund and/or the Selling Fund, without penalty, by resolution of the Board of Trustees of the Trust or at the discretion of any duly authorized officer of the Trust, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board or officer, make proceeding with the Agreement inadvisable.

11. Amendment and Waiver. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties; Provided, that no such amendment may have the effect of changing the provisions for determining the number or value of Acquiring Fund Shares to be paid to the Selling Fund's shareholders under this Agreement to the detriment of the Selling Fund's shareholders without their further approval. Furthermore, either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and authorized by the President or any Vice President of the waiving party with or without the approval of such party's shareholders).

12. Governing Law. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts.

13. Fees and Expenses.

(a) The Acquiring Fund and Selling Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

(b) Except as otherwise provided for herein, Trusco Capital Management, Inc. shall bear all expenses of the transactions contemplated by this Agreement. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Prospectus/Proxy Statement on Form N-14 under the 1933 Act; (iii) registration or qualification fees and expenses of preparing and filing such forms as necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund's shareholders are resident as of the date of the mailing of the Proxy Statement to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees; and (viii) solicitation costs of the transaction.

14. Headings, Counterparts, Assignment.

(a) The article and paragraph headings contained in this Agreement are for reference purposes only and shall not effect in any way the meaning or interpretation of this Agreement.

(b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(c) This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation (other than the parties hereto and their respective successors and assigns) any rights or remedies under or by reason of this Agreement.

15. Entire Agreement. The Acquiring Fund and Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

16. Further Assurances. The Acquiring Fund and Selling Fund shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

17. Binding Nature of Agreement. As provided in the Trust's Declaration of Trust, as amended and supplemented to date, this Agreement was executed by the undersigned officers of the Trust, on behalf of the Acquiring Fund and the Selling Fund, as officers and not individually, and the obligations of this Agreement are not binding upon the undersigned officers individually, but are binding only upon the assets and property of the Trust. Moreover, no series of the Trust shall be liable for the obligations of any other series of the Trust.

         IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the date first written above.

                                         STI CLASSIC FUNDS,
                                         on behalf of its series,
                                         INFORMATION AND TECHNOLOGY FUND


                                         By
                                           ------------------------------------
                                         Name:
                                         Title:  Vice President


                                         STI CLASSIC FUNDS,
                                         on behalf of its series,
                                         AGGRESSIVE GROWTH STOCK FUND


                                         By
                                           ------------------------------------
                                         Name:
                                         Title:  Vice President

                                   Appendix A


Before: Information and Technology Fund                      After: Aggressive Growth Stock Fund
---------------------------------------                      -----------------------------------
                  Class A                                              Class A

                  Class L                                              Class L

                  Class T                                              Class T

                                    EXHIBIT B

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     [INSERT FROM MAY 31, 2004 ANNUAL REPORT THE MD&A AND MOUNTAIN CHART FOR
                        THE AGGRESSIVE GROWTH STOCK FUND]


                    STI CLASSIC AGGRESSIVE GROWTH STOCK FUND

The STI Classic Aggressive Growth Stock Fund ("the Fund") was added to the STI Classic lineup February 23, 2004. The Fund invests primarily in common stocks of U.S. companies of all sizes that exhibit strong growth characteristics. Using a "bottom-up" investment approach, we identify companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth "drivers" are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, competitive positioning, pricing flexibility, and diversified product offerings in conjunction with stock price appreciation potential help establish the foundation for the weighting of each security within the Fund and the resulting exposure to specific industries and economic sectors.

Since the initiation of the Fund, macro economic and geopolitical issues have dominated the investing environment. After a brief rally late in February, the Fund experienced successive negative returns in March and April, rebounding during the last weeks of May. From inception through May 31, 2004, the Fund's T Shares returned 0% compared to -0.83% for the Russell 3000(R) Growth Index.

Stock selection in Consumer Discretionary and Technology sectors led the Fund's relative outperformance. Consumer-driven and internet-related fund holdings were top aggregate contributors. Firming ad spending (increasingly via online vehicles), a rebounding economy and unflagging spending patterns were primary drivers to strength in the Consumer Discretionary sector. Supported by exceptional earnings reports, Fund Technology holdings produced broad-based gains (since Fund inception) significantly ahead of benchmark issues. However, weakness in Health Care and Telecommunications issues kept the Fund's performance in check. Health care declined late in the period lacking event catalysts, and the Fund's only telecommunications holding posted a negative return due to uncertainty pending a FCC ruling on spectrum expansion for its wireless data strategy.

Better-than-expected growth across many sectors has yet to translate into comparable stock price performance. Looking forward, we are encouraged as corporate America exhibits signs of improving health with strong operating margins, large cash balances and a renewed propensity to hire. Our task remains the same: focus on fundamental research to uncover unique growth companies exhibiting rewarding investment potential for the Fund.


                                        /s/Nancy Zevenbergen

                                        Nancy Zevenbergen, CFA
                                        Co-Portfolio Manager



                                        /s/Brooke de Boutray

                                        Brooke de Boutray, CFA
                                        Co-Portfolio Manager



                                        /s/Leslie Tubbs

                                        Leslie Tubbs, CFA
                                        Co-Portfolio Manager

2

T SHARES(1)
AVERAGE ANNUAL TOTAL RETURNS
(PERIOD ENDED MAY 31, 2004)

-------------
 Cumulative
 Inception
  to Date
-------------
   0.00%
-------------

(Line Graph omitted) Plot points are as follows:

                  COMPARISON OF CHANGE IN THE VALUE
                      OF A $10,000 INVESTMENT

              STI Classic Aggressive
              Growth Stock Fund,          Russel 3000
                   T Shares              Growth Index

2/29/04             10,000                   10,000
5/04                 9,950                    9,870


A SHARES(1)
AVERAGE ANNUAL TOTAL RETURNS
(PERIOD ENDED MAY 31, 2004)

-------------
 Cumulative
 Inception
  to Date
-------------
  -0.10%        Without Load
-------------
  -3.85%        With Load
-------------

(Line Graph omitted) Plot points are as follows:


                  COMPARISON OF CHANGE IN THE VALUE
                       OF A $10,000 INVESTMENT

              STI Classic Aggressive
              Growth Stock Fund,          Russel 3000
                   A Shares              Growth Index

2/29/04              9,625                   10,000
5/04                 9,567                    9,870




L SHARES(1)
AVERAGE ANNUAL TOTAL RETURNS
(PERIOD ENDED MAY 31, 2004)

-------------
 Cumulative
 Inception
  to Date
-------------
  -0.30%        Without CDSC
-------------
  -2.29%        With CDSC
-------------

(Line Graph omitted) Plot points are as follows:

                  COMPARISON OF CHANGE IN THE VALUE
                       OF A $10,000 INVESTMENT

              STI Classic Aggressive
              Growth Stock Fund,          Russel 3000
                   L Shares              Growth Index

2/29/04              10,000                   10,000
5/04                  9,722                    9,870

Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund.

(1) Commenced operations on February 23, 2004.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                                STI CLASSIC FUNDS

                          AGGRESSIVE GROWTH STOCK FUND
                         INFORMATION AND TECHNOLOGY FUND

                       Statement of Additional Information

                                __________, 2004

         This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated _________, 2004, relating to the proposed acquisition of the Information and Technology Fund (the "Selling Fund"), a series of STI Classic Funds (the "Trust"), by the Aggressive Growth Stock Fund (the "Acquiring Fund"), another series of the Trust, and the assumption by the Acquiring Fund of all of the stated liabilities of the Selling Fund, in exchange for A Shares, L Shares or T Shares, as the case may be, of the Acquiring Fund having an aggregate value equal to the net asset value of the Selling Fund's A Shares, L Shares or T Shares as of the Closing Date; the distribution of the Acquiring Fund's shares to each holder of the Selling Fund's shares in an amount equal in value to the shareholder's Selling Fund shares as of the Closing Date; and the complete liquidation of the Selling Fund (collectively, the "Reorganization"). A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by calling 1-800-428-6970 or by writing to BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. The Reorganization is expected to occur in accordance with the terms of the Reorganization Agreement.

         Incorporation of Documents by Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents:

(1) Prospectus dated October 1, 2004 with respect to T Shares of the Trust's equity funds, including the Selling Fund and the Acquiring Fund (previously filed on EDGAR, Accession No. 0000950152-04-007130).

(2) Prospectus dated October 1, 2004 with respect to A Shares and L Shares of the Trust's equity funds, including the Selling Fund and the Acquiring Fund (previously filed on EDGAR, Accession No.
         0000950152-04-007130).

(3) The Trust's Statement of Additional Information dated October 1, 2004 (previously filed on EDGAR, Accession No. 0000950152-04-007130).

(4) Annual Financial Report dated May 31, 2004 with respect to the Trusts' equity funds, including the Selling Fund and the Acquiring Fund (previously filed on EDGAR, Accession No. 0000935069-04-001045).

                         Pro Forma Financial Statements

         Under the Reorganization Agreement, the Selling Fund will be reorganized into the Acquiring Fund.

         Shown below are unaudited pro forma financial statements for the combined Acquiring Fund assuming the Reorganization, as more fully described in the Proxy Statement/Prospectus dated ________, 2004, had been consummated as of May 31, 2004.

         The Pro Forma Combined Statement of Net Assets has been adjusted to give effect to the Reorganization as if the Reorganization had occurred at May 31, 2004.

         The Pro Forma Combined Statement of Operations is for the twelve-months ended May 31, 2004 and has been adjusted to give effect to the Reorganization as if the Reorganization had occurred June 1, 2003.

         The unaudited pro forma combined schedules and financial statements are presented for informational purposes only and do not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated at May 31, 2004. These pro forma numbers have been estimated in good faith based on information regarding the Selling Fund and Acquiring Fund for the twelve month period ended May 31, 2004.

         Additional information regarding the performance of the Acquiring Fund is contained in "Management's Discussion of Fund Performance" in the Proxy Statement/Prospectus.

         The unaudited pro forma combined schedules and financial statements have been derived from the schedules and financial statements of the Selling Fund and Acquiring Fund and such information has been adjusted to give effect to the Reorganization as if the Reorganization had occurred at May 31, 2004. The unaudited pro forma combined schedules and financial statements should be read in conjunction with the financial statements and related notes of the Selling Fund and Acquiring Fund included in their Annual Financial Report for the fiscal year ended May 31, 2004, which is incorporated herein by reference. The combination of the Selling Fund into the Acquiring Fund will be accounted for as a tax-free reorganization.

                  PRO-FORMA STATEMENT OF NET ASSETS (UNAUDITED)

                                STI CLASSIC FUNDS

                        AGGRESSIVE GROWTH STOCK FUND AND
                         INFORMATION AND TECHNOLOGY FUND

                                  MAY 31, 2004

AGGRESSIVE GROWTH STOCK FUND / INFORMATION AND TECHNOLOGY FUND

Proforma Combined Schedule of Portfolio Investments  May 31, 2004
(Unaudited)
Fund 1 represents Aggressive Growth Stock Fund. Fund 2 represents the Information and Technology Fund.

                                                                     PROFORMA        FUND 1        FUND 2             PROFORMA
                                             FUND 1       FUND 2     COMBINED       MARKET         MARKET             COMBINED
SECURITY DESCRIPTION                         SHARES       SHARES      SHARES      VALUE (000)    VALUE (000)     MARKET VALUE (000)
--------------------                         ------       ------     --------     -----------    -----------     -----------------
COMMON STOCK (95.5%)
CAPITAL GOODS (3.0%)
American Power Conversion                                  10,000      10,000                            181                181
Applied Materials*                                         11,000      11,000                            220                220
Celestica*                                                 15,000      15,000                            282                282
Jabil Circuit*                                             10,000      10,000                            283                283
Sanmina-SCI                                                 9,000       9,000                             95                 95
TTM Technologies                                            7,000       7,000                             80                 80
                                                                                                    --------        -----------
                                                                                                       1,141              1,141
                                                                                                    --------        -----------
COMMUNICATIONS SERVICES (0.8%)
Nextel Communications*                       13,100                    13,100             303                               303
                                                                                      -------                       -----------
                                                                                          303                               303
                                                                                      -------                       -----------
COMPUTER SOFTWARE (10.0%)
Adobe Systems                                               6,000       6,000                            268                268
Automatic Data Processing                                   7,000       7,000                            311                311
BMC Software*                                              10,000      10,000                            176                176
Cognizant Technology Solutions*              16,000                    16,000             740                               740
Cognos*                                                     6,000       6,000                            202                202
Microsoft                                                  19,000      19,000                            501                501
Network Associates*                                         8,000       8,000                            133                133
Oracle*                                                    10,000      10,000                            113                113
Packeteer*                                                  5,000       5,000                             71                 71
SAP ADR                                                    12,000      12,000                            485                485
Symantec*                                                   7,000       7,000                            321                321
Veritas Software*                                          17,000      17,000                            452                452
                                                                                      -------       --------        -----------
                                                                                          740          3,033              3,773
                                                                                      -------       --------        -----------
CONSUMER CYCLICALS (3.7%)
Best Buy                                      7,400                     7,400             390                               390
Coach*                                        8,100                     8,100             353                               353
Tiffany                                       6,300                     6,300             223                               223
Walt Disney                                  18,600                    18,600             437                               437
                                                                                      -------                       -----------
                                                                                        1,403                             1,403
                                                                                      -------                       -----------
CONSUMER DISCRETIONARY (5.1%)
Avon Products                                 7,400                     7,400             656                               656
Clear Channel Communications                  7,400                     7,400             294                               294
Starbucks*                                   17,500                    17,500             711                               711
Univision Communications*                     8,100                     8,100             264                               264
                                                                                      -------                       -----------
                                                                                        1,925                             1,925
                                                                                      -------                       -----------
CONSUMER STAPLES (0.9%)
Fred's                                        5,100                     5,100             107                               107
Whole Foods Market                            2,900                     2,900             250                               250
                                                                                      -------                       -----------
                                                                                          357                               357
                                                                                      -------                       -----------
FINANCE (9.3%)
AMBAC Financial Group                                       5,000       5,000                            346                346
Blackrock                                     3,800                     3,800             240                               240
Capital One Financial                        13,000                    13,000             911                               911
Investors Financial Services                 22,300                    22,300             872                               872

Lehman Brothers Holdings                                    4,800        4,800                           363                363
Morgan Stanley                                              4,500        4,500                           241                241
Paychex                                       5,300                      5,300             199                              199
SLM                                           8,800                      8,800             337                              337
                                                                                       -------         -----              -----
                                                                                         2,559           950              3,509
                                                                                        ------         -----              -----
HEALTH CARE (13.1%)
Align Technology*                            12,200                     12,200             233                              233
Biogen Idec                                                10,000       10,000                           621                621
Biomet                                        3,600                      3,600             144                              144
Biosite*                                      5,600                      5,600             223                              223
Cardinal Health                               3,600                      3,600             244                              244
Cephalon*                                     8,300                      8,300             447                              447
Forest Laboratories*                          9,300                      9,300             590                              590
Genentech*                                    4,200                      4,200             251                              251
Gilead Sciences*                              7,600                      7,600             497                              497
Johnson & Johnson                             6,000                      6,000             334                              334
Martek Biosciences*                           4,500                      4,500             288                              288
Medicis Pharmaceutical                        5,500                      5,500             233                              233
Pfizer                                       10,000                     10,000             353                              353
Wilson Greatbatch Technologies*               8,500                      8,500             231                              231
Wright Medical Group*                         8,100                      8,100             263                              263
                                                                                        ------         -----              -----
                                                                                         4,331           621              4,952
                                                                                        ------         -----              -----
PRODUCER DURABLES (1.0%)
Kla-Tencor*                                   6,700                      6,700             323                              323
Lam Research*                                 1,700                      1,700              42                               42
                                                                                        ------                            -----
                                                                                           365                              365
                                                                                        ------                            -----
SEMICONDUCTORS (7.5%)
Amkor Technology*                             6,900                      6,900              71                               71
Broadcom, Cl A*                               6,000         5,000       11,000             253           211                464
Cypress Semiconductor*                                      6,500        6,500                           106                106
Intel                                        21,400                     21,400             611                              611
Marvell Technology Group Ltd.                               3,792        3,792                           180                180
Micrel*                                                    30,000       30,000                           443                443
Microchip Technology*                                      17,000       17,000                           539                539
Taiwan Semiconductor* Manufacturing ADR                    10,000       10,000                           102                102
Triquint Semiconductor*                                     5,000        5,000                            28                 28
Omnivision Technologies*                      7,100                      7,100             166                              166
Teradyne*                                                   5,000        5,000                           112                112
                                                                                        ------        ------              -----
                                                                                         1,101         1,721              2,822
                                                                                        ------        ------              -----
SERVICES (19.2%)
Accenture Ltd., Cl A*                                      10,000       10,000                           246                246
Akamai Technologies*                                       10,000       10,000                           149                149
Amazon.com*                                                14,000       14,000                           676                676
CNET Networks*                              21,600                      21,600             209                              209
eBay*                                       11,100          6,000       17,100             986           533              1,519
Getty Images*                                               7,000        7,000                           394                394
Infospace*                                                  9,000        9,000                           329                329
InterActiveCorp*                            20,000                      20,000             625                              625
Knight-Ridder                                               3,000        3,000                           228                228
Omnicom Group                                6,500                       6,500             519                              519
Sohu.com*                                    5,700                       5,700             118                              118
Time Warner*                                               20,000       20,000                           341                341
VeriSign                                                   15,000       15,000                           272                272
Yahoo!*                                     30,800         22,000       52,800             944           674              1,618
                                                                                        ------        ------              -----
                                                                                         3,401         3,842              7,243
                                                                                        ------        ------              -----
TECHNOLOGY (21.9%)
Alcatel ADR*                                               32,000       32,000                           461                461
Apple Computer*                                            12,000       12,000                           337                337
Avaya*                                       6,400         40,000       46,400             101           633                734
Cisco Systems*                                             28,000       28,000                           620                620
Comverse Technology*                                       30,000       30,000                           530                530
Dell*                                       11,800                      11,800             415                              415
Enterasys Networks                                         14,000       14,000                            27                 27
eResearch Technology*                       11,850                      11,850             300                              300
Flextronics International Ltd.*             51,600                      51,600             906                              906
Hewlett-Packard                                            11,000       11,000                           234                234
International Business Machines                             6,500        6,500                           576                576
Juniper Networks*                           10,100         19,400       29,500             211           406                617
Nortel Networks* +                                         30,000       30,000                           115                115
Polycom                                                    15,000       15,000                           307                307

Qualcomm                                    14,500          1,500       16,000              972            101             1,073
STMicroelectronics                                          5,000        5,000                             113               113
Utstarcom*+                                 20,100          6,000       26,100              626            187               813
                                                                                       --------       --------          --------
                                                                                          3,531          4,647             8,178
                                                                                       --------       --------          --------
Total Common Stock                                                                       20,016         15,955            35,971
                                                                                       --------       --------          --------


REPURCHASE AGREEMENT (4.9%)
Dresdner Bank(a)                                        1,182,083    1,182,083                           1,182             1,182
Merrill Lynch(b)                           678,821                     678,821              679                              679
                                                                                       --------       --------          --------

Total Repurchase Agreement                                                                  679          1,182             1,861
                                                                                       --------       --------          --------


CASH EQUIVALENT (0.6%)
Boston Global Investment                                  239,400      239,400                             239               239
                                                                                                      --------          --------
 Trust-Enhanced Portfolio (C)
Total Cash Equivalent                                                                                      239               239
                                                                                                      --------          --------


Total Investments (101.0%)                                                             $ 20,695       $ 17,376          $ 38,071
 (Cost $20,306, $15,301 and $35,607, respectively)                                     ========       ========          ========


OTHER ASSETS AND LIABILITIES (-1.0%)
Payable Upon Return of Securities Loaned                                                     --           (239)             (239)
Investment Advisory Fees Payable                                                            (17)           (15)              (32)
Payable to Affiliated Funds                                                                  (7)            --                --(d)
Distribution Fees Payable                                                                    --             (4)               (4)
Administration Fees Payable                                                                  (1)            (1)               (2)
Receivable from Advisor                                                                       6             --                 6
Receivable from Distributor                                                                   3             --                 3
Other Assets and Liabilities, Net                                                           (64)           (26)             (107)(e)
                                                                                       --------       --------          --------

Total Other Assets and Liabilities                                                          (80)          (285)             (375)
                                                                                       --------       --------          --------
NET ASSETS:
Paid in Capital - T Shares (unlimited authorization - no par value)
based on 2,050,154; 1,294,272 and 3,021,381 outstanding shares of
beneficial interest, respectively                                                      $ 20,157       $ 72,809          $ 92,966
Paid in Capital - A Shares (unlimited authorization - no par value)
based on 4,934; 205 and 5,088 outstanding shares of beneficial
interest, respectively                                                                       48              2                50
Paid in Capital - L Shares (unlimited authorization - no par value)
based on 6,528; 1,027,350 and 746,500 outstanding shares of
beneficial interest, respectively                                                            65         27,072            27,137
Accumulated net investment loss                                                              (5)            --                (5)
Accumulated net realized loss on investements                                               (39)       (84,867)          (84,906)
Net Unrealized appreciation on investments                                                  389          2,075             2,464
                                                                                       --------       --------          --------
 Total Net Assets (100.0%)                                                             $ 20,615       $ 17,091          $ 37,706
                                                                                       ========       ========          ========

Net Asset Value, Offering and Redemption Price Per Share - T Shares
($20,500,987 / 2,050,154 shares; $9,712,279 / 1,294,272 shares and
$30,213,266 / 3,021,381 shares, respectively)                                          $  10.00       $   7.50          $  10.00
                                                                                       ========       ========          ========

Net Asset Value and Redemption Price Per Share - A Shares ($49,267 /
4,934 shares; $1,539.3 / 205.4 shares and $50,806 / 5,088 shares,
respectively)                                                                          $   9.99       $   7.49          $   9.99
                                                                                       ========       ========          ========

Maximum Offering Price Per Share - A Shares ($9.99 / 96.25%, $7.49 /
96.25% and $9.99 / 96.25%, respectively)                                               $  10.38       $   7.78          $  10.38
                                                                                       ========       ========          ========

Net Asset Value and Offering Price Per Share - L Shares ($65,098 /
6,528, $7,377,522 / 1,027,350 and $7,442,620 / 746,500, respectively)                  $   9.97       $   7.18          $   9.97
                                                                                       ========       ========          ========

----------
The categories of investments are shown as a percentage of the proforma combined net assets.

*     Non-income producing security

+ All or part of this security was on loan at May 31, 2004. The total value of the securities on loan at May 31, 2004 was $248,641.

(a) Tri-Party Repurchase Agreement; 0.950%, dated 05/28/04, to be repurchased on 06/01/04, repurchase price $1,182,176 (collateralized by FNMA obligations; total market value $1,209,922)

(b) Tri-Party Repurchase Agreement; 1.020%, dated 05/28/04, to be repurchased on 06/01/04, repurchase price $678,878 (collateralized by FHLB obligations; total market value $693,444)

(c) This security was purchased with cash collateral held from securities lending.

(d)  Reversal of Aggressive Growth Fund's payable to affiliated funds.

(e)  Reversal of deferred organizational cost.

                   PRO-FORMA COMBINED STATEMENT OF OPERATIONS

                                STI CLASSIC FUNDS

                        AGGRESSIVE GROWTH STOCK FUND AND
                         INFORMATION AND TECHNOLOGY FUND

                                  MAY 31, 2004

               PRO FORMA COMBINING STATEMENTS OF OPERATIONS (000)
                    FOR THE TWELVE MONTHS ENDED MAY 31, 2004
                                   (UNAUDITED)


                                                                            Information
                                                           Aggressive          And                               Pro Forma
                                                          Growth Stock       Technology       Pro Forma           Combined
                                                             Fund (1)          Fund          Adjustments          (Note 1)
                                                          -------------    -------------    -------------       -------------
Income:
Dividend Income                                           $          10    $          35               --       $          45
Interest income                                                       4                7               --                  11
Securities Lending Income                                            --               48               --                  48
Less:  Foreign Taxes Withheld                                        --               (1)              --                  (1)
                                                          -------------    -------------    -------------       -------------
     Total Income                                                    14               89               --                 103
                                                          -------------    -------------    -------------       -------------
Expenses:
   Investment Advisory Fees                                          36              205              127(a)              368
   Administration Fees                                                2               13               (7)(b)               8
   Distribution Fees - A Shares                                      --               --               --                  --
   Distribution Fees - L Shares                                      --               76               --                  76
   Custodian Fees                                                    --                4               --                   4
   Transfer Agent Shareholder Servicing Fees                         --               --               --                  --
   Trustees' Fees                                                    --               --               --                  --
   Transfer Agent Fees - T Shares                                     1               16              (17)(b)              --
   Transfer Agent Fees - A Shares                                     1                5               (6)(b)              --
   Transfer Agent Fees - L Shares                                     1               49              (50)(b)             --
   Professional Fees                                                 --                1               --                   1
   Printing Fees                                                     --                1               --                   1
   Transfer Agent Out of Pocket Fees                                 --                1               --                   1
   Registration Fees                                                 --                1               --                   1
   Offering Cost                                                      7               --               (7)(c)              --
   Other Fees                                                        --                1               --                   1
                                                          -------------    -------------    -------------       -------------
   Total Expenses                                                    48              373               40                 461
                                                          -------------    -------------    -------------       -------------
     Less:  Investment Advisory Fees Waived                         (10)              --              (34)(d)             (44)
     Less:  Fees Reimbursed by Distributor                           (1)              --               --                  (1)
     Less:  Distribution Fees Waived/Reimbursed - A                  (1)              (5)               6(e)               --
     Shares
     Less:  Distribution Fees Waived - L Shares                      (1)             (46)              38(e)               (9)
                                                          -------------    -------------    -------------       -------------
Net Expenses                                                         35              322               50                 407
                                                          -------------    -------------    -------------       -------------
Net Investment Income (Loss)                                        (21)            (233)             (50)               (304)
                                                          -------------    -------------    -------------       -------------
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Securities Sold                         (39)           4,946               --               4,907
Net Change in Unrealized Appreciation (Depreciation)
on Investments                                                      389             (901)              --                (512)
                                                          -------------    -------------    -------------       -------------
                                                                    350            4,045               --               4,395
                                                          -------------    -------------    -------------       -------------
CHANGE IN NET ASSETS RESULTING
FROM OPERATIONS                                           $         329    $       3,812    $         (50)      $       4,091
                                                          =============    =============    =============       =============



(1) Commenced operations on February 23, 2004.

(a) Change based on assumption that current advisory fee structure for the Aggressive Growth Fund would have been in place during the period and assuming a full year of operations for the Aggressive Growth Fund.

(b) Change reflects current expense structure associated with change in service provider for Administration, Fund Accounting and Transfer Agent and assuming a full year of operations for the Aggressive Growth Fund. Under the current expense agreement, Administration, Fund Accounting and Transfer Agent fees are charged as one expense.

(c) Removed non reoccurring charge.

(d) Change based on assumption that current advisory fee waiver would have been in place during the period and assuming a full year of operations for Aggressive Growth Fund.

(e) Change based on the assumption that the current distribution fee waivers for the Aggressive Growth Fund would have been in place during the period and assuming a full year of operations for Aggressive Growth Fund.

                                STI CLASSIC FUNDS
                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.       BASIS OF COMBINATION:

         The unaudited Pro Forma Combining Statement of Net Assets and
Statement of Operations reflect the accounts of two investment portfolios offered by STI Classic Funds, a Massachusetts business trust (the "Trust"): STI Classic Aggressive Growth Stock Fund ("Aggressive Growth Fund") and STI Classic Information and Technology Fund ("Information and Technology Fund") (individually a "Fund," collectively the "Funds") as if the proposed reorganization (the "Reorganization") occurred as of and for the year ended May 31, 2004 and taking into account contractual fee changes expected to have a continuing impact on the Funds. The historical statements have been derived from books and records utilized in calculating daily net asset value at May 31, 2004.

         The Plan of Reorganization provides that the Aggressive Growth Fund would acquire all of the assets and subject to liabilities, of the Information and Technology Fund in exchange solely for corresponding classes of the Aggressive Growth Fund's shares. The Reorganization is anticipated to occur on or about December 28, 2004 (the "Closing Date").

         For accounting purposes, the historical basis of assets and liabilities of the Aggressive Growth Fund will survive the Reorganization.

         In exchange for the transfer of assets, subject to liabilities, the Aggressive Growth Fund will issue to the Information and Technology Fund full and fractional shares of the corresponding class of the Aggressive Growth Fund, and the Information and Technology Fund will make a liquidating distribution of such shares to its shareholders. The value of the shares of the Aggressive Growth Fund so issued will be equal in value to the full and fractional shares of the Information and Technology Fund that are outstanding immediately prior to the Reorganization. At and after the Reorganization, all debts, liabilities and obligations of the Information and Technology Fund will attach to the assets so transferred to the Aggressive Growth Fund and may thereafter be enforced against the Aggressive Growth Fund to the extent of the assets received as if such liabilities had been incurred by it.

         The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         Under generally accepted accounting principles, the Aggressive Growth Fund's basis, for purposes of determining net asset value, of the assets and liabilities of the Information and Technology Fund will be the fair market value of such assets and liabilities computed as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m. eastern time) on the business day proceeding the Closing Date. The Aggressive Growth Fund will recognize no gain or loss for federal tax purposes on its issuance of shares in the Reorganization.

         It is the Growth Fund's intention to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains to shareholders. Net investment income and short-term gains are taxed as ordinary income. Accordingly, no provision for federal taxes is required in the financial statements.

         The accompanying pro forma financial statements represent the Aggressive Growth Fund, and reflect the combined results of operations of the Aggressive Growth Fund and Information and Technology Fund. However, should the Reorganization be effected, the historical statements of operations of the Aggressive Growth Fund will not be restated to take into account the addition of the Information and Technology Fund's assets and liabilities. The Pro Forma Combining Statements of Net Assets, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds incorporated by reference into the Statement of Additional Information.

2.       PORTFOLIO VALUATION:

         Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If, available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least on independent broker.

         Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

         For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holing the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a fair value committee meeting should be called based on the information provided.

         3.       CAPITAL SHARES:

         The pro forma net asset value per share assumes the Aggressive Growth Fund that would have been issued at May 31, 2004, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Information and Technology Fund, as of May 31, 2004, divided by the net asset value per share of the share of the Aggressive Growth Funds as of May 31, 2004. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at May 31, 2004:

                                 SHARES OF THE AGGRESSIVE
                                GROWTH FUND PRE-COMBINATION   ADDITIONAL SHARES ASSUMED    TOTAL OUTSTANDING SHARES
CLASS OF SHARES                                               ISSUED IN REORGANIZATION         POST-COMBINATION
------------------------------- ---------------------------- ---------------------------- ----------------------------
A Shares                                         4,934                           154                        5,088
L Shares                                         6,528                       739,972                      746,500
T Shares                                     2,050,154                       971,227                    3,021,381

         4.       FEDERAL INCOME TAXES:

         Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the reorganization, the Aggressive Growth Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

         The identified cost of investments for the funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article VIII of the Agreement and Declaration of Trust provides for indemnification of the trustees and officers of the registrant, subject to certain limitations. Article VIII of the Agreement and Declaration of Trust is incorporated herein by reference. Section 1.12 of the Distribution Agreement between the STI Classic Funds ("Registrant") and BISYS Fund Services Limited Partnership provides that the Registrant will indemnify BISYS Fund Services Limited Partnership against certain liabilities. Section 9 of the Investment Advisory Agreements between the Registrant and Trusco Capital Management, Inc., Sun Bank Capital Management and Trust Company Bank provide that the adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties. The investment sub-advisory agreement between Trusco Capital Management, Inc. and Zevenbergen Capital Investments LLC provides that Zevenbergen Capital Investments will indemnify Trusco Capital Management, Inc. against certain liabilities. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission ("SEC"), such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS

(1) Declaration of Trust as originally filed with the Registrant's registration statement on Form N-1A ("Registration Statement"), filed on February 12, 1992, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000912057-96-015938 on July 31, 1996.

(2) Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000935069-00-000528 on September 21, 2000.

(3)      Not Applicable.

(4) Agreement and Plan of Reorganization is filed herein as Exhibit A to the Proxy Statement/Prospectus.

(5)      Not Applicable.

(6)(a) Revised Investment Advisory Agreement with Trusco Capital Management, Inc., dated June 15,1993, as originally filed with the Registrant's Post-Effective Amendment No. 5, filed on August 2, 1993, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(b) Revised Schedule A dated November 12, 2003 to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated June 15, 1993 is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000935069-03-001651 on December 10, 2003.

(6)(c) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now Trusco Capital Management, Inc.) as originally filed with the Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to
         Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(d) Investment Advisory Agreement with Trust Company Bank (now Trusco Capital Management, Inc.) as originally filed with the Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to Exhibit d(4) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.

(6)(e) Investment Subadvisory Agreement dated February 20, 2004, between Trusco Capital Management, Inc. and Zevenbergen Capital Investments LLC is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-005770 on July 30, 2004.

(6)(f) Revised Schedule A for the Classic Institutional Core Bond Fund, Classic Institutional Intermediate Bond Fund, Seix Institutional High Yield Fund and Classic Institutional Limited Duration Fund to the Revised Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc. dated June 15, 1993 is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR accession No. 0000950152-04-007101 on September 28, 2004.

(7) Distribution Agreement between the Registrant and BISYS Fund Services, Limited Partnership is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000950152-04-007101 on September 28, 2004.

(8)      Not Applicable.

(9)(a) Custodian Agreement with Trust Company Bank (now SunTrust Bank) dated February 1, 1994, as originally filed with the Registrant's Post-Effective Amendment No. 13, filed on September 28, 1995, is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(9)(b) Securities Lending Amendment dated October 1, 2002 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000935069-03-001371 on September 30, 2003.

(9)(c) Amendment to the Custodian Agreement between the Registrant and SunTrust Bank, formerly Trust Company Bank, dated as of February 1, 1994, as amended October 1, 2002, and Schedule A of such Agreement amended as of August 16, 1995 and January 1, 1996, is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

(9)(d) Custodian Agreement with the Bank of California is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(9)(e) Custodian Agreement dated January 29, 2003 between the Registrant, STI Classic Variable Trust and Brown Brothers Harriman & Co., with respect to the International Equity Fund , International Equity Index Fund and Strategic Income Fund, is incorporated herein by reference to Exhibit g(7) of Post-Effective

         Amendment No. 13 to the Registration Statement of the STI Classic Variable Trust (SEC No. 033-91476) filed with the SEC via EDGAR Accession No. 0000935069-03-00052 on April 25, 2003.

(9)(f) Amendment dated November 25, 2003 to the Custodian Agreement dated February 1, 1994 between the Registrant and Trust Company Bank (now SunTrust Bank) is incorporated by reference to Exhibit (g)(6) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-005770 on July 30, 2004.

(10)(a) Distribution Plan relating to Investor Shares (now A Shares) is incorporated herein by reference to Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

(10)(b) Distribution and Service Agreement relating to Flex Shares (now L Shares) dated May 29, 1995 as originally filed with Post-Effective Amendment No. 12, filed on August 17, 1995, is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(10)(c) Distribution and Service Plan relating to B Shares dated February 11, 2003 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000935069-03-001371 on September 30, 2003.

(10)(d) Amended Schedule A to the Distribution Plan relating to A Shares (formerly Investor Shares) dated November 12, 2003 is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

(10)(e) Amended Schedule A to the Distribution Plan for A Shares as it relates to the Classic Institutional Core Bond Fund, Classic Institutional Intermediate Bond Fund, Seix Institutional High Yield Fund and Classic Institutional Limited Duration Fund is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(10)(f) Rule 18f-3 Multiple Class Plan dated May 24, 1995, last amended November 12, 2003, is incorporated herein by reference to Exhibit
         (n)(1) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

(11) Opinion and Consent of Morgan, Lewis & Bockius LLP that the shares will be validly issued, fully paid and non-assessable is filed herewith.

(12) Form of Opinion and Consent of Morgan, Lewis & Bockius LLP supporting the tax matters and consequences to shareholders discussed in the prospectus is filed herewith.

(13)(a) Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc. is incorporated herein by reference to Exhibit
         (h)(1) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(13)(b) Amendment to Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc. is incorporated herein by reference to Exhibit
         (h)(2) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(13)(c) Shareholder Service Plan and Agreement relating to Institutional Shares, dated August 20, 2002, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(13)(d) Shareholder Service Plan and Agreement relating to Trust Shares (now T Shares) is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000950152-04-005770 on July 30, 2004.

(13)(e) Shareholder Service Plan and Agreement relating to Corporate Trust Shares is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000935069-03-001371 on September 30, 2003.

(13)(f) Amended Schedule to the Shareholder Service Plan and Agreement for T Shares as it related to the Classic Institutional Core Bond Fund, Classic Institutional Intermediate Bond Fund, Seix institutional High Yield Fund and Classic Institutional Limited Duration Fund is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(13)(g) Amended Schedule to the Shareholder Service Plan and Agreement for Institutional Shares as it relates to the classic Institutional Core Bond Fund, Classic Institutional Intermediate Bond Fund, Seix Institutional High Yield Fund and Classic Institutional Limited Duration Fund is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(14) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm is filed herewith.

(15)     Not Applicable.

(16)(a) Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000950152-04-005770 on July 30, 2004.

(17)(a) Prospectuses and Statement of Additional Information for the STI Classic Funds dated October 1, 2004 are incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(17)(b) Audited Annual Financial Report for the STI Classic Funds dated May 31, 2004 is incorporated herein by reference to Form N-CSR filed with the SEC via EDGAR Accession No. 0000935069-04-001045 on August 9, 2004.

(17)(c)  Form of proxy card is filed herewith.

ITEM 17. UNDERTAKINGS

(1) The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant in the City of Boston, Commonwealth of Massachusetts on the 26th day of October 2004.

                                        STI Classic Funds

                                        R. Jeffery Young*
                                        ----------------------------------------
                                        Name:  R. Jeffery Young
                                        Title: President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

F. Wendell Gooch*                                   Trustee                   October 26, 2004
------------------------------------
F. Wendell Gooch

Jonathon T. Walton*                                 Trustee                   October 26, 2004
------------------------------------
Jonathan T. Walton

James O. Robbins*                                   Trustee                   October 26, 2004
------------------------------------
James O. Robbins

Thomas Gallagher*                                   Trustee                   October 26, 2004
------------------------------------
Thomas Gallagher

Richard W. Courts, II*                              Trustee                   October 26, 2004
------------------------------------
Richard W. Courts, II

Clarence H. Ridley*                                 Trustee                   October 26, 2004
------------------------------------
Clarence H. Ridley

R. Jeffrey Young*                                   President                 October 26, 2004
------------------------------------
R. Jeffrey Young

Bryan C. Haft*                                      Treasurer & Chief         October 26, 2004
------------------------------------                Financial Officer
Bryan C. Haft



*By:  /s/  Julie Powers

Name: Julie Powers, pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-005770 on July 30, 2004.

                                  EXHIBIT INDEX

Exhibit Number                              Exhibit Name
--------------                              ------------
EX-4                                        Form of Agreement and Plan of Reorganization is filed herein as
                                            Exhibit A to the Proxy Statement/Prospectus

EX-11                                       Opinion and Consent of Morgan, Lewis & Bockius LLP that the shares will be validly issued, fully paid and non-assessable.

EX-12                                       Form of Tax Opinion and Consent of Morgan, Lewis & Bockius LLP

EX-14                                       Consent of PricewaterhouseCoopers LLP

EX-17(c)                                    Form of Proxy Card